Investment Risks	Nov. 21, 2025
FidelitySAISmall-MidCap500IndexFund-PRO | | Rules-BasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
FidelitySAISmall-MidCap500IndexFund-PRO | | MomentumSecuritiesRiskMember
Prospectus Line Items
Risk [Text Block]	Momentum Securities Risk. Although the fund's underlying index uses a rules-based proprietary index methodology that is designed to identify stocks that exhibit positive momentum signals, there is no guarantee that this methodology will be successful. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.
Document Type	497